Fair Value Measurements (Details) - Schedule of Balances of the Forward Purchase Agreement - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Balances of the Forward Purchase Agreement [Line Items]
Forward Purchase Agreement		$ 483
Total		483
Level 1 [Member]
Schedule of Balances of the Forward Purchase Agreement [Line Items]
Forward Purchase Agreement
Total
Level 2 [Member]
Schedule of Balances of the Forward Purchase Agreement [Line Items]
Forward Purchase Agreement
Total
Level 3 [Member]
Schedule of Balances of the Forward Purchase Agreement [Line Items]
Forward Purchase Agreement		483
Total		$ 483